Segment Information (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) Segment	Dec. 31, 2015 USD ($)
Segment Reporting [Abstract]
Number of segments | Segment	5
Segment Reporting Information [Line Items]
Total assets	$ 898,764	$ 877,933
Percent of total assets from Japan operations	10.00%	10.00%
Assets of disposed subsidiary	$ 216,983	$ 216,437
Japan
Segment Reporting Information [Line Items]
Total assets	$ 98,000	$ 90,000
Assets, Total | Geographic Concentration Risk | Japan
Segment Reporting Information [Line Items]
Percent of total assets from Japan operations	11.00%	10.00%
Brighthouse Financial, INC [Member]
Segment Reporting Information [Line Items]
Assets of disposed subsidiary	$ 216,983	$ 216,437